Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Significant Accounting Policies [Line Items]
Impairment loss property held for sale		¥ 2,812		¥ 950	¥ 2,510
Impairment loss on property plant equipment		136		17	774
Impairment losses on other non current assets		2,948	$ 422	967	29,109
Impairment losses intangible assets
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]		Impairment losses	Impairment losses
Convenience translation		Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB6.9931 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025.	Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB6.9931 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025.
Foreign currency transaction rate		6.9931				6.9931
Accounts receivable	¥ 5,376
Credit losses for prepayment	85	¥ 274		1,112	9,778
Accumulated deficit	¥ 5,461	(4,639,300)		(4,601,502)		$ (663,417)
Amortization expense				472	1,437
Termination of leases		¥ 1		953	30,427
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenue	Revenue
Revenue		¥ 26,120	$ 3,735	77,213	152,030
Contract liabilities		674		293		96
Revenue recognized		184		1,999	5,075
Other income		¥ 5	$ 1	804	7,754
Uncertain income tax percentage		50.00%	50.00%
Accrued interest and penalty (in Dollars) | $						$ 0	$ 0	$ 0
Cash and cash equivalents denominated		¥ 4,256		¥ 7,486
USD [Member]
Significant Accounting Policies [Line Items]
Foreign currency transaction rate		1.00				1.00
Customer Concentration Risk [Member] | Customer One [Member] | Revenue [Member]
Significant Accounting Policies [Line Items]
Percentage of customer		26.90%	26.90%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Percentage of customer				85.50%
Customer Concentration Risk [Member] | Customers Two [Member] | Revenue [Member]
Significant Accounting Policies [Line Items]
Percentage of customer		23.70%	23.70%
Customer Concentration Risk [Member] | Customers Two [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Percentage of customer		94.80%	94.80%
Co-working Space Management Fees [Member]
Significant Accounting Policies [Line Items]
Revenue		¥ 71		¥ 3,316	9,007
SaaS Service and IOT Solutions Revenue [Member]
Significant Accounting Policies [Line Items]
Revenue		6		982	14,568
Technical Support Revenue [Member]
Significant Accounting Policies [Line Items]
Revenue		794		1,557	1,610
Ancillary Services and Other Revenue [Member]
Significant Accounting Policies [Line Items]
Revenue		347		2,578	2,705
Tour Service [Member]
Significant Accounting Policies [Line Items]
Revenue		1,124		222
Hotel Service [Member]
Significant Accounting Policies [Line Items]
Revenue		¥ 1,148
Impairment of ROU assets and other long-lived assets [Member]
Significant Accounting Policies [Line Items]
Impairment losses on other non current assets					¥ 25,825
PRC [Member]
Significant Accounting Policies [Line Items]
Cash and cash equivalents deposit rate		62.98%		99.82%		62.98%	99.82%
Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Significant Accounting Policies [Line Items]
Percentage of customer		54.80%	54.80%	44.30%
Minimum [Member] | Equity Method Investments [Member]
Significant Accounting Policies [Line Items]
Voting percentage		20.00%				20.00%
Maximum [Member] | Equity Method Investments [Member]
Significant Accounting Policies [Line Items]
Voting percentage		50.00%				50.00%